FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The accounting guidance for fair value measurements and disclosures establishes a three-level fair value hierarchy:
•Level 1 - Inputs are based on quoted prices in active markets for identical assets and liabilities.
•Level 2 - Inputs are based on observable inputs other than quoted prices in active markets for identical or similar assets and liabilities.
•Level 3 - One or more inputs are unobservable and significant.
Financial and nonfinancial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis:

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$35	$—	$35	$—	$93	$—	$93
Available for sale investments	63	217	—	280	87	559	—	646
Interest rate swap agreements	—	18	—	18	—	16	—	16
Cross currency swap agreements	—	—	—	—	—	90	—	90
Investments in equity securities	22	—	—	22	22	32	—	54
Right to HWI Net Sale Proceeds	—	—	9	9	—	—	295	295
Total assets	$85	$270	$9	$364	$109	$790	$295	$1,194
Liabilities
Foreign currency exchange contracts	$—	$9	—	$9	$—	$8	—	$8
Interest rate swap agreements	—	184	—	184	—	303	—	303
Commodity contracts	—	1	—	1	—	1	—	1
Cross currency swap agreements	—	145	—	145	—	—	—	—
Total liabilities	$—	$339	$—	$339	$—	$312	$—	$312
The Company values foreign currency exchange contracts, interest rate swap agreements, cross currency swap agreements, and commodity contracts using broker quotations, or market transactions in either the listed or over-the-counter markets. As such, these derivative instruments are classified within level 2. The Company also holds investments in commercial paper, certificates of deposits, time deposits, and corporate debt securities that are designated as available for sale. These investments are valued using published prices based on observable market data. As such, these investments are classified within level 2.
The Company holds certain available for sale investments in U.S. government securities and investments in equity securities. The Company values these investments utilizing published prices based on quoted market pricing, which are classified within level 1.
The carrying value of cash and cash equivalents, trade accounts and notes receivables, payables, commercial paper, and other short-term borrowings contained in the Consolidated Balance Sheet approximates fair value.
As part of the NARCO Buyout (see Note 19 Commitments and Contingencies for definition), Honeywell holds a right to proceeds from the definitive sale agreement pursuant to which HarbisonWalker International Holdings, Inc. (HWI), the reorganized and renamed entity that emerged from the NARCO Bankruptcy, was acquired by an affiliate of Platinum Equity, LLC (HWI Sale). The right to these proceeds is considered a financial instrument. The significant input for the valuation of this right is unobservable, and as such, is classified within level 3.
The HWI Sale closed on February 16, 2023. During the twelve months ended December 31, 2023, Honeywell received $275 million of proceeds from the HWI Sale (HWI Net Sale Proceeds), of which $256 million was received during the first quarter of 2023 and $19 million during the second quarter of 2023. Additionally, during the second quarter of 2023, the Company recorded a fair value adjustment for the HWI Net Sale Proceeds and reduced the estimate by $11 million. The fair value of the remaining HWI Net Sale Proceeds as of December 31, 2023, represents contingent consideration to be paid in future periods if certain conditions under the definitive sale agreement for the HWI Sale are met.
The following table sets forth a reconciliation of beginning and ending balances of assets and liabilities that were accounted for at fair value using level 3 measurements:

	Years Ended December 31,
	2023	2022
Balance at beginning of period	$295	$—
Recognition of right to HWI Net Sale Proceeds	—	295
Receipt of HWI Net Sale Proceeds	(275)	—
Fair value adjustment of HWI Net Sale Proceeds	(11)	—
Balance at end of period	$9	$295
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	December 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Long-term receivables	$232	$173	$229	$183
Liabilities
Long-term debt and related current maturities	18,358	17,706	16,853	15,856
The Company determined the fair value of the long-term receivables by utilizing transactions in the listed markets for identical or similar assets. As such, the fair value of these receivables is considered level 2.
The Company determined the fair value of the long-term debt and related current maturities utilizing transactions in the listed markets for identical or similar liabilities. As such, the fair value of the long-term debt and related current maturities is considered level 2.